Share-Based Payment	12 Months Ended
Mar. 31, 2020
Share Based Payment [Abstract]
SHARE-BASED PAYMENT
14.	SHARE-BASED PAYMENT

The following table provides the activity for the Company’s stock option reserve for the years ended March 31, 2020 and 2019 (in thousands):

	Non-Controlling Interest	Stock Option Reserve
Balance at April 1, 2018	$—	$267
Value of iOx options relating to pre-acquisition services	7,364	—
Share-based compensation expense	1,111	57
Balance at March 31, 2019	8,475	324
Expiration of unexercised stock options	—	(282)
Share-based compensation expense	2,143	16
Balance at March 31, 2020	$10,618	$58

The $7.4 million fair value of vested iOx options acquired in the SalvaRx Acquisition and the stock-based compensation expense for unvested options are included in non-controlling interest in the combined balance sheets as of March 31, 2020 and 2019.

Stock Options

The Board of Directors of the Company (the "Board") established a stock option plan (the "2013 Option Plan") under which options to acquire ordinary shares of the Company are granted to directors, employees and consultants of the Company.  The maximum number of ordinary shares issuable under the 2013 Option Plan shall not exceed 10% of the total number of issued and outstanding ordinary shares, inclusive of all shares presently reserved for issuance pursuant to previously granted stock options.  If a stock option was surrendered, terminated or expired without being exercised, the  ordinary shares reserved for issuance pursuant to such stock option were available for new stock options granted under the 2013 Option Plan.  The options vest on a schedule determined by the Board of Directors, generally over two to four years, and expire after five years.

As of March 31, 2019, the Board decided to discontinue the 2013 Option Plan.  There are 2,980 and 5,959 stock options issued under this plan as of March 31, 2020 and 2019, respectively.  No additional shares will be issued under this plan.

From time to time the Board issues stock options to acquire ordinary shares of PPL, a wholly-owned subsidiary of the Company, which are granted to directors, employees and consultants of PPL (the "PPL Option Plan").  On September 17, 2018, the Company issued 9,341 stock options to acquire up to 2% of PPL, with an exercise price of $5.35 per common share, to PPL's CEO.  The stock options vest quarterly over 4 years and expire in five years. The fair value of these stock options on the date of grant have been estimated at a fair value of $0.04 million using a Black-Scholes option pricing model with the following assumptions:

Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	68.86%
Expected life	1826 days
Fair value of stock	US$6.27

In January 2019, iOx, a subsidiary of SalvaRx, was acquired by the Company as part of the SalvaRx Acquisition.  Accordingly, the 2,599 stock options to acquire common shares of iOx (the "Acquired Options") with an exercise price of £120 ($152.84) per common share, outstanding under the iOx stock option plan ("iOx Option Plan") have been acquired by the Company.  At the Acquisition Date, 1,643 of the stock options, with a fair value at the Acquisition Date of $7.4 million, are fully vested and recorded in non-controlling interest with a corresponding increase to goodwill (see Note 9).  The fair value of the remaining 956 unvested stock options is $4.3 million and will be recorded as compensation expense over the remaining 3-year vesting period.  $1.1 million was recorded in compensation expense for the year ended March 31, 2019.  The Acquired Options have a 2.6-year weighted average remaining contractual life.  Following are the weighted average assumptions used in the calculation of the fair value of the vested and unvested options on the Acquisition Date:

Assumption	Vested Options	Unvested Options
Risk free interest rate	2.6%	2.6%
Expected dividend	Nil	Nil
Expected volatility	80%	80%
Expected life	1.3 years	3.2 years
Fair value of stock	US$4,630.35	US$4,630.35

There were no other options issued under the iOx Option Plan.

The following is a summary of all outstanding stock options:

	PBI 2013 Option Plan	PPL Option Plan (Subsidiary Plan)	iOx Option Plan (Subsidiary Plan)
Balance as at April 1, 2017	203,169	47,917	—
Exercised	(184,710)	—	—
Balance as at March 31, 2018	18,459	47,917	—
Acquired from SalvaRx Acquisition	—	—	2,599
Granted	—	9,341	—
Cancelled	(12,500)	—	—
Balance as at March 31, 2019	5,959	57,258	2,599
Expired	(2,979)	(47,917)
Balance as at March 31, 2020	2,980	9,341	2,599
Exercisable as at March 31, 2020	2,980	9,341	1,643

Following are the weighted average exercise price and the remaining contractual life for outstanding options by plan:

	PBI 2013 Option Plan		PPL Option Plan (Subsidiary Plan)		iOx Option Plan (Subsidiary Plan)
	March 31,		March 31,		March 31,
	2020	2019	2020	2019	2020	2019
Weighted average exercise price	$15.00	$15.00	$5.35	$2.83	$148.84	152.84
Weighted average remaining contractual life (in years)	1.72	2.72	2.61	1.63	1.63	3.10

The options can be exercised at any time after vesting within the exercise period in accordance with the applicable option agreement. The exercise price was more than the market price on the date of the grants for all options outstanding as of March 31, 2020 and March 31, 2019.

The Company recorded $2.2 million, $1.2 million and $1.1 million of compensation expense related to the stock option plans for the years ended March 31, 2020, 2019 and 2018, respectively.

Consultant Stock Plan

In March 2011, the Board established the 2011 Consultant Stock Compensation Plan (the "2011 Plan"), under which the Company awards stock to employees, consultants and contractors as compensation.

During the year ended March 31, 2018, the remaining 15,600 shares were issued under 2011 Consultant Stock Compensation Plan to six consultants. including 13,900 to five directors, for services provided. The shares fair value of $0.9 million, based on the market price of the Company's common shares prevailing on the date of their issuance, was included in consulting fee expense for the year ended March 31, 2018.

As at March 31, 2020 and March 31, 2019, the Company did not have any active Consultant Stock Compensation Plans.